Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
List Of Accounting Policies [Abstract]
Schedule of Depreciation Calculated over the Assets Estimated Useful Lives on a Straight-Line Basis
Depreciation is calculated over the assets' estimated useful lives on a straight-line basis as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line